Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Disclosure of provision for income taxes
The provision for income taxes is as follows:

($ millions)	2023	2022 (1)
Current tax:
Canada	(0.7)	—
Current tax recovery	(0.7)	—
Deferred tax expense:
Canada	254.4	415.1
Deferred tax expense	254.4	415.1
Income tax expense	253.7	415.1
(1)Comparative period revised to reflect current period presentation.

Disclosure of reconciliation of income taxes calculated at the Canadian statutory rate with recorded income taxes
The following table reconciles income taxes calculated at the Canadian statutory rate with the recorded income taxes:

($ millions, except percentages)	2023	2022 (1)
Net income before tax from continuing operations	1,053.1	1,561.8
Statutory income tax rate	24.58%	24.82%
Expected provision for income taxes	258.9	387.6
Change in corporate tax rates and tax rate variance	(5.6)	1.6
Derecognition (recognition) of deferred tax assets	0.5	(0.7)
Non-deductible capital losses (non-taxable capital gains)	0.1	(0.2)
Non-deductible disposition of goodwill	0.1	1.9
Other (2)	(0.3)	24.9
Income tax expense	253.7	415.1
(1)Comparative period revised to reflect current period presentation.
(2)For the year ended December 31, 2022, there is an expense deducted in a foreign jurisdiction for which a tax benefit is not recognized.

Disclosure of deferred income tax asset (liability)
The composition of net deferred income tax asset (liability) is as follows:

($ millions)	2023	2022
Deferred income tax assets	—	278.8
Deferred income tax liabilities	(643.0)	(77.3)
Net deferred income tax asset (liability)	(643.0)	201.5

Disclosure of net deferred tax liabilities
The net deferred income tax assets (liabilities) are expected to be settled in the following periods:

($ millions)	2023	2022
Deferred income tax:
To be settled within one year	(1.7)	19.6
To be settled beyond one year	(641.3)	181.9
Deferred income tax	(643.0)	201.5
The movement in deferred income tax assets (liabilities) are as follows:

($ millions)	At January 1, 2023	(Charges) / credits due to acquisitions, discontinued operations & other	(Charged) / credited to earnings	At December 31, 2023
Deferred income tax assets:
Decommissioning liability	167.4	(1.6)	(19.2)	146.6
Income tax losses carried forward	744.6	(348.2)	(80.6)	315.8
Risk management contracts	2.1	—	11.3	13.4
Lease liabilities	30.7	0.6	3.7	35.0
Other	29.9	6.8	16.5	53.2
	974.7	(342.4)	(68.3)	564.0
Deferred income tax liabilities:
Property, plant and equipment	(743.1)	(244.2)	(139.9)	(1,127.2)
Risk management contracts	(10.8)	(2.9)	(41.3)	(55.0)
ROU asset	(19.3)	(0.6)	(4.9)	(24.8)
	(773.2)	(247.7)	(186.1)	(1,207.0)
Net deferred income tax assets (liabilities)	201.5	(590.1)	(254.4)	(643.0)

($ millions)	At January 1, 2022	Credits due to acquisitions & other	(Charged) / credited to earnings	At December 31, 2022
Deferred income tax assets:
Decommissioning liability	229.6	—	(62.2)	167.4
Income tax losses carried forward	814.2	—	(69.6)	744.6
Risk management contracts	41.1	—	(39.0)	2.1
Lease liabilities	35.3	—	(4.6)	30.7
Other	19.5	19.3	(8.9)	29.9
	1,139.7	19.3	(184.3)	974.7
Deferred income tax liabilities:
Property, plant and equipment	(533.4)	—	(209.7)	(743.1)
Risk management contracts	(13.4)	—	2.6	(10.8)
ROU asset	(22.8)	—	3.5	(19.3)
	(569.6)	—	(203.6)	(773.2)
Net deferred income tax assets (liabilities)	570.1	19.3	(387.9)	201.5

Disclosure of tax pools available	The approximate amounts of tax pools available as at December 31, 2023 and 2022 are as follows:

($ millions)	2023	2022
Tax pools:
Canada	8,281.0	5,685.8
United States	2,319.7	3,025.2
Total	10,600.7	8,711.0